Financial income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income and expenses
Interest income on financial investments	€ 21	€ 30	€ 35
Interest income on financing components of other contracts	28	38	42
Other financial income		97	92
Other finance income (cost)	(6)
Total	43	165	169
Interest expense on interest-bearing liabilities	(113)	(127)	(99)
Negative interest on financial investments	(29)	(9)	(4)
Interest expense on financing components of other contracts	(40)	(83)	(172)
Interest expense on lease liabilities	(24)	(25)	(28)
Net interest income/(expense) on defined benefit plans	26		(9)
Net fair value losses on investments at fair value through profit and loss			(2)
Net fair value gains/(losses) on hedged items under fair value hedge accounting	25	(122)	(133)
Net fair value (losses)/gains on hedging instruments under fair value hedge accounting	(25)	118	141
Net foreign exchange losses	(60)	(8)	(106)
Other financial expenses	(44)	(73)	(98)
Total	€ (284)	€ (329)	€ (510)